Schedule H, Line 4a - Schedule of Delinquent Participant Contributions (Details) - ArcBest 401(k) and DC Retirement Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
Entity tax identification number	71-0673405
Plan number	002
EBP, Schedule of Delinquent Participant Contribution, Late Repayment Included [true false]		false
Participant Contributions Transferred Late to Plan		$ 298
Total Fully Corrected under VFCP and PTE 2002-51		$ 298